Retirement Plans And Postretirement Benefits (Fair Value Of Assets Of, And The Funded Status Of, Postretirement Plans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in Plan Assets:
Fair value of plan assets at end of year	$ 71,750
Funded status:	(8,561)	(7,257)
Postretirement Benefit Costs [Member] | U.S. [Member]
Changes in Benefit Obligation:
Net benefit obligation at beginning of year	14,316	14,475
Service cost	0	0	0
Interest cost	497	583	685
Foreign currency exchange rates	0	0
Actuarial (gain) loss	60	(219)
Gross benefits paid	(1,367)	(523)
Plan amendment	0	0
Net benefit obligation at end of year	13,506	14,316	14,475
Changes in Plan Assets:
Fair value of plan assets at beginning of year	0
Employer contributions	1,367	523
Gross benefits paid	(1,367)	(523)
Fair value of plan assets at end of year	0	0
Funded status:	(13,506)	(14,316)
Prior service credit	0	0
Current liabilities	(1,394)	(1,512)
Non-current liabilities	(12,112)	(12,803)
Net amount recognized	(13,506)	(14,315)
Postretirement Benefit Costs [Member] | Foreign [Member]
Changes in Benefit Obligation:
Net benefit obligation at beginning of year	17,592	17,773
Service cost	183	178	163
Interest cost	1,024	1,064	1,074
Foreign currency exchange rates	(157)	(1,791)
Actuarial (gain) loss	541	1,625
Gross benefits paid	(1,165)	(1,257)
Plan amendment	1,170	0
Net benefit obligation at end of year	19,188	17,592	17,773
Changes in Plan Assets:
Fair value of plan assets at beginning of year	0
Employer contributions	1,165	1,257
Gross benefits paid	(1,165)	(1,257)
Fair value of plan assets at end of year	0	0
Funded status:	(19,188)	(17,592)
Prior service credit	2,208	2,354
Current liabilities	(1,132)	(1,077)
Non-current liabilities	(18,056)	(16,515)
Net amount recognized	$ (19,188)	$ (17,592)